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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-04297
                                   -----------

                                  Van Eck Funds
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                  99 Park Ave. New York, NY                     10016
          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-687-5200
                                                   --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 9/30/04
                         ---------

ITEM 1.  Schedule of Investments.


Emerging Markets Fund
Schedule of Portfolio Investments
September 30, 2004 (unaudited)

                                    No. of Shares/
Country                            Principal Amount  Securities (a)                                             Value
----------------------------------------------------------------------------------------------------------------------
Common Stocks

Brazil: 5.0%
                                            34,000   Cia Vale do Rio Doce (Sponsored ADR)                $    654,500
                                            14,000   Petroleo Brasileiro S.A. (Sponsored ADR)                 493,500
                                             8,700   Votorantim Celulose E Papel S.A.
                                                       (Sponsored ADR)                                        300,585
                                                                                                 ---------------------
                                                                                                            1,448,585
                                                                                                 ---------------------
China: 1.4%
                                           320,000   Yanzhou Coal Mining Co.                                  414,534
                                                                                                 ---------------------

Hong Kong: 3.5%
                                           915,000   Chen Hsong Holdings Ltd.                                 551,580
                                           225,000   Chitaly Holdings Ltd.                                    138,520
                                         4,636,000   Media Partners International
                                                       Holdings, Inc.+                                        225,952
                                           500,000   Solomon Systech International Ltd.
                                                       Industries Ltd.                                        129,863
                                                                                                 ---------------------
                                                                                                            1,045,915
                                                                                                 ---------------------
India: 2.6%
                                            40,000   Bharat Electronics Ltd. +                                471,239
                                            13,562   Tata Consultancy Services Ltd. +                         303,277
                                                                                                 ---------------------
                                                                                                              774,516
                                                                                                 ---------------------

Indonesia: 2.5%
                                           990,000   PT Astra International Tbk                               740,905
                                                                                                 ---------------------

Israel: 0.8%
                                             9,400   Teva Pharmaceutical
                                                       Industries Ltd. (Sponsored ADR)                        243,930
                                                                                                 ---------------------

Malaysia: 1.7%
                                         1,570,000   Multi-Purpose Holdings Berhad +                          471,000
                                           157,000   Multi-Purpose Holdings Berhad
                                                     Rights (MYR 1.00, expiring 2/26/09) +                     18,592
                                                                                                 ---------------------
                                                                                                              489,592
                                                                                                 ---------------------

Mexico: 4.4%
                                           780,000   Corporacion GEO S.A.
                                                       de C.V. (Series B) +                                 1,126,910
                                           108,700   Grupo Industrial Saltillo de C.V.                        179,480
                                                                                                 ---------------------
                                                                                                            1,306,390
                                                                                                 ---------------------

Russia: 1.3%
                                             3,000   Lukoil (Sponsored ADR)                                   372,000
                                                                                                 ---------------------

Singapore: 8.3%
                                         1,550,000   Citiraya Industries Ltd.                                 782,573
                                         1,100,000   First Engineering Ltd.                                   823,260
                                           850,000   Noble Group Ltd.                                         585,667
                                         1,100,000   Rotary Engineering Ltd.                                  258,086
                                                                                                 ---------------------
                                                                                                            2,449,586
                                                                                                 ---------------------

South Africa: 7.9%
                                           345,704   African Bank Investments Ltd.                            695,143
                                            90,000   Bidvest Group Ltd.                                       877,695
                                           400,000   FirstRand Ltd.                                           750,453
                                                                                                 ---------------------
                                                                                                            2,323,291
                                                                                                 ---------------------

South Korea: 24.4%
                                             5,300   Cheil Communications, Inc.                               683,500
                                            23,000   Form30 Co. Ltd. +                                        254,668
                                            33,800   Hyundai Motor Co. Ltd.                                 1,558,645
                                            64,000   Insun ENT Co. Ltd.                                     1,136,604
                                            32,000   Jusung Engineering +                                     253,721
                                            44,405   Kangwon Land, Inc.                                       478,178
                                             5,000   POSCO                                                    744,681
                                             2,976   Samsung Electronics Co. Ltd.                           1,183,680
                                            60,000   SFA Engineering Corp.                                    646,114
                                             1,850   SK Telecom Co. Ltd.                                      281,959
                                                                                                 ---------------------
                                                                                                            7,221,750
                                                                                                 ---------------------

Taiwan: 9.0%
                                           379,422   Advantech Co. Ltd.                                       776,039
                                            61,056   MediaTek, Inc.                                           409,675
                                           350,000   Taiwan Fu Hsing Industrial Co. Ltd.                      314,155
                                           300,000   Tsann Kuen Enterprise Co. Ltd.                           360,212
                                           482,500   Waffer Technology Co. Ltd.                               802,273
                                                                                                 ---------------------
                                                                                                            2,662,354
                                                                                                 ---------------------
Thailand: 2.9%
                                         7,500,000   Asian Property Development
                                                       Public Co. Ltd.                                        702,559
                                           175,000   Major Cineplex Group Public Co. Ltd.
                                                     Warrants (THB 13.00,
                                                     expiring 2/02/07)+                                        11,830
                                           700,000   Quality Houses Public Co. Ltd.
                                                     Warrants (THB 1.20, expiring 9/11/08) +                    6,253
                                         2,123,500   Royal Garden Resort Public Co. Ltd.                      143,550
                                                                                                 ---------------------
                                                                                                              864,192
                                                                                                 ---------------------

Turkey: 1.8%
                                         1,416,800   Turkiye Is Bankasi  (b)                                  517,940
                                                                                                 ---------------------

Venezuela: 5.6%
                                            73,000   Compania Anonima Nacional
                                                       Telefonos de Venezuela (ADR)                         1,644,690
                                                                                                 ---------------------

Total Common Stock: 83.1%
(Cost $21,077,792)                                                                                         24,520,170
                                                                                                 ---------------------

Preferred Stocks
Brazil: 4.8%
                                           950,000   Caemi Mineracao e Metalurgia S.A.                        598,111
                                           634,094   Itausa Investimentos Itau S.A.                           845,015
                                                                                                 ---------------------
Total Preferred Stocks                                                                                      1,443,126
  (Cost: $761,383)                                                                               ---------------------


                                                                                 Date of
Short-Term Obligation: 6.0%                                                     Maturity    Coupon
--------------------------------------------------------------------------------------------------
                                        $1,765,000   Repurchase Agreement:
                                                     Purchased on 9/30/04;
                                                     Maturity value $1,765,081
                                                     (with State Street Bank &
                                                     Trust Co., collateralized
                                                     by $1,800,000 Federal
                                                     National Mortgage
                                                     Association 2.50% due
                                                     3/15/06 with a value of
                                                     $1,800,468)
                                                     (Cost: $1,765,000)

                                                                                10/01/04    1.65%           1,765,000
                                                                                                 ---------------------

Total Investments: 93.9%
(Cost: $23,604,175)(c)                                                                                     27,728,296
Other assets less liabilities: 6.1%                                                                         1,800,054
                                                                                                 ---------------------
Net Assets: 100%                                                                                         $ 29,528,350
                                                                                                 =====================

(a)   Unless otherwise indicated, securities owned are shares of common stock.

(b)   These shares are denominated in blocks of 100.

(c) For federal income tax purposes, the identified cost of investments owned, at September 30, 2004 was substantively the same as book cost. At September 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $4,124,121, of which $5,513,252 related to appreciated securities and $1,389,131 related to depreciated securities.

 +    Non-income producing

Glossary:

ADR - American Depository Receipt

                                                                    % of Net
Summary of Investments by Industry                                   Assets
-----------------------------------------------                     --------

Advertising Agencies                                                   2.3%
Advertising Sales                                                      0.8%
Appliances                                                             1.2%
Applications Software                                                  1.0%
Auto- Cars/ Light Trucks                                               5.3%
Building- Residential/Commercial                                       6.2%
Casino Hotels                                                          1.6%
Cellular Telecom                                                       0.9%
Coal                                                                   1.4%
Commercial Banks Non-US                                                4.3%
Computers                                                              2.6%
Computer Peripheral Equipment                                          2.7%
Diversified Materials                                                  4.2%
Diversified Operations                                                10.1%
Electric Products- Miscellaneous                                       4.0%
Electronic Components -Miscellaneous                                   1.6%
Electronic Components -Semiconductors                                  1.4%
Engineering/Research & Development Services                            0.9%
Finance- Consumer Loans                                                2.3%
Home Furnishings                                                       0.5%
Home Hardware Equipment                                                0.5%
Hotels & Motels                                                        1.1%
Industrial Automations/ Robotics                                       2.2%
Machinery- General Industry                                            1.9%
Medical- Generic Drugs                                                 0.8%
Oil Company- Integrated                                                2.9%
Paper & Related Products                                               1.0%
Real Estate Operations & Development                                   0.1%
Recycling                                                              2.6%
Retail- Automobile                                                     2.5%
Rubber/Plastic Products                                                2.8%
Semiconductor Components- Integrated Circuits                          0.4%
Semiconductor Equipment                                                1.7%
Steel- Producers                                                       2.5%
Telephone- Integrated                                                  5.6%
Theaters                                                               0.1%
Waste Disposal                                                         3.9%
Short Term Obligation                                                  6.0%
Other assets less liabilities                                          6.1%
                                                                 -----------
                                                                       100%
                                                                 ===========

For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Global Hard Assets Fund
Schedule of Portfolio Investments
September 30, 2004 (unaudited)

                                     No. of Shares/
Country                             Principal Amount    Securities (a)                                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks:
AUSTRALIA: 6.1%
                                            26,846      BHP Billiton Ltd.                                              $    280,130
                                             5,369      BHP Steel Ltd.                                                       33,942
                                           879,358      Cooper Energy NL +                                                  162,941
                                           129,215      Newcrest Mining Ltd.                                              1,452,635
                                           542,500      Oil Search Ltd.                                                     587,369
                                           247,000      Portman Ltd.                                                        393,067
                                            41,000      Rio Tinto Ltd.                                                    1,131,227
                                           160,500      Santos Ltd.                                                         857,211
                                           104,250      WMC Resources Ltd.                                                  406,037
                                           286,000      Zinifex Ltd. +                                                      436,426
                                                                                                                       ------------
                                                                                                                          5,740,986
                                                                                                                       ------------
BRAZIL: 1.2%
                                            32,000      Petroleo Brasileiro S.A. (Sponsored ADR)                          1,128,000
                                                                                                                       ------------
CANADA: 23.6%
                                            15,000      Aber Diamond Corp. +                                                518,222
                                            87,000      Abitibi-Consolidated, Inc. +                                        548,970
                                           328,700      Bema Gold Corp. +                                                 1,048,003
                                           707,700      Brazilian Resources, Inc. +                                          63,145
                                             5,720      Brookfield Homes Corp.                                              150,722
                                            10,600      Brookfield Properties Corp.                              USD        341,956
                                            18,000      Brookfield Properties Corp. +                                       579,323
                                           100,000      Cumberland Resources Ltd. +                                         179,244
                                           111,600      Domtar, Inc.                                                      1,343,664
                                            24,450      Ensign Resources Service Group, Inc.                                448,917
                                            37,000      First Capital Realty, Inc.                                          494,468
                                            30,000      FNX Mining Co., Inc. +                                              152,278
                                           325,000      Killam Properties, Inc. +                                           489,749
                                           194,000      Kinross Gold Corp. +                                              1,315,320
                                           575,000      Miramar Mining Corp. +                                              729,667
                                           603,000      Northern Orion Resources, Inc. +                                  1,530,396
                                           301,500      Northern Orion Resources, Inc. Warrants                             382,599
                                                        (CAD 2.00, expiring 5/29/08) +
                                             7,800      NQL Drilling Tools, Inc. (Class A) +                                  8,475
                                            17,000      Penn West Petroleum Ltd.                                            943,134
                                            26,100      Petro-Canada                                                      1,355,895
                                            31,800      Placer Dome, Inc.                                                   632,184
                                            70,000      SFK Pulp Fund                                                       460,800
                                            11,400      Suncor Energy, Inc.                                                 365,277
                                            22,600      Suncor Energy, Inc.                                      USD        723,426
                                           111,000      Talisman Energy, Inc.                                             2,886,695
                                           186,000      TimberWest Forest Corp.                                           2,065,273
                                            26,200      Trican Well Service Ltd. +                                          997,422
                                             9,000      Westport Innovations, Inc. +                                         11,564
                                           455,000      Wheaton River Minerals Ltd. +                                     1,432,645
                                                                                                                       ------------
                                                                                                                         22,199,434
                                                                                                                       ------------
CHINA: 0.6%
                                           850,000      Aluminum Corporation of China Ltd. +                                550,553
                                                                                                                       ------------
FINLAND: 1.0%
                                            67,500      Storo Enso Oyj (R Shares)                                           912,859
                                                                                                                       ------------
FRANCE: 1.9%
                                            17,200      Total Fina Elf SA (Sponsored ADR)                                 1,757,324
                                                                                                                       ------------
HONG KONG: 0.4%
                                            44,400      Sun Hung Kai Properties Ltd.                                        418,562
                                                                                                                       ------------
PERU: 0.7%
                                            26,400      Compania de Minas Buenaventura S.A. (Sponsored ADR) +               627,000
                                                                                                                       ------------
RUSSIA: 0.6%
                                             8,750      JSC MMC Norilsk Nickel (Sponsored ADR)                              555,625
                                                                                                                       ------------
Prefered Stocks  0.4%
RUSSIA: 0.4%
(Cost: $26,130)

SOUTH AFRICA: 5.2%
                                             5,200      Anglo American PLC                                                  124,829
                                            24,400      AngloGold Ltd. (Sponsored ADR) +                                    949,160
                                            45,000      Gold Fields Ltd.                                                    609,511
                                            15,300      Impala Platinum Holdings Ltd.                                     1,229,192
                                           198,000      Randgold Resources Ltd. (ADR) +                                   1,954,260
                                                                                                                       ------------
                                                                                                                          4,866,952
                                                                                                                       ------------
UNITED KINGDOM: 3.3%
                                            37,462      BHP Billiton Plc                                                    394,674
                                            46,500      BP PLC (Sponsored ADR) +                                          2,675,145
                                                                                                                       ------------
                                                                                                                          3,069,819
                                                                                                                       ------------
UNITED STATES: 53.4%
                                            20,000      Agnico-Eagle Mines Ltd. Warrants                                     63,600
                                                        (USD 19.00, expiring 11/14/07) +
                                            30,900      Alcoa, Inc.                                                       1,037,931
                                            15,000      AMB Property Corp.                                                  555,300
                                            39,000      Apache Corp.                                                      1,954,290
                                            35,000      BJ Services Co.                                                   1,834,350
                                             7,000      Boston Properties, Inc.                                             387,730
                                            33,700      Bunge Ltd.                                                        1,347,326
                                            26,000      Chicago Bridge & Iron Corp.                                         779,740
                                            16,000      ConocoPhillips                                                    1,325,600
                                            36,100      Cooper Cameron Corp. +                                            1,979,724
                                            38,600      Crescent Real Estate Equities Co.                                   607,564
                                            23,300      Ensco International Corp.                                           761,211
                                            26,500      FirstEnergy Corp.                                                 1,088,620
                                            18,000      FMC Technologies, Inc. +                                            601,200
                                            15,000      Forest Oil Corp. +                                                  451,800
                                            24,100      Frontier Oil Corp.                                                  569,001
                                            82,900      Glamis Gold Ltd. +                                                1,552,717
                                            71,000      GlobalSantaFe Corp.                                               2,176,150
                                            42,000      Golden Star Resources Ltd. Warrants
                                                        (USD 1.50, expiring 12/11/04) +*                                    158,340
                                            20,100      Graftech, Inc. +                                                    280,395
                                           115,700      Halliburton Co.                                                   3,897,933
                                           105,000      Hecla Mining Co. +                                                  781,200
                                            30,400      Kerr-McGee Corp. +                                                1,740,400
                                            40,800      Key Energy Group                                                    450,840
                                            73,400      La Quinta Corp. +                                                   572,520
                                            17,400      Marathon Oil                                                        718,272
                                            21,700      Massey Energy                                                       627,781
                                            69,500      McDermott International, Inc. +                                     820,100
                                            16,500      Murphy Oil Corp.                                                  1,431,705
                                            77,250      Nabors Industries Ltd. +                                          3,657,788
                                             1,400      National-OilWell, Inc. +                                             46,004
                                            17,000      Newfield Exploration Co. +                                        1,041,080
                                            46,600      Occidental Petroleum Corp.                                        2,606,338
                                            38,600      Parker Drilling Co. +                                               141,662
                                            21,000      Peabody Energy Co.                                                1,249,500
                                            30,199      PetroKazakhstan, Inc. - (Class A)                                 1,034,920
                                            23,800      Pioneer Natural Resources Co.                                       820,624
                                            44,500      Plains Exploration & Production Co. +                             1,061,770
                                            44,000      Pope & Talbot, Inc.                                                 774,400
                                            43,000      Premcor, Inc. +                                                   1,655,500
                                            74,000      Pride International, Inc. +                                       1,464,460
                                            10,000      Starwood Hotels & Resorts Worldwide, Inc.                           464,200
                                            23,800      Tidewater, Inc.                                                     774,690
                                            22,000      Weatherford International Ltd. +                                  1,122,440
                                            21,600      Weyerhaeuser Co.                                                  1,435,968
                                                                                                                       ------------
                                                                                                                         50,197,426
                                                                                                                       ------------
Preferred Stocks 0.4%
Russia: 0.4%
(Cost: $26,130)
                                             7,800       Surgutneftegaz, Inc. Preferred Stock (Sponsored ADR) +             374,400
                                                                                                                       ------------


Total Common Stocks and
Other Investments: 98.0%
(Cost $ 68,422,929)                                                                                                      92,024,540
                                                                                                                       ------------

Corporate Note
United States: 0.0%
                                            25,000      Brookfield Homes Corp.                                               26,063
                                                        12.00% 6/30/20                                                 ------------
                                                        (Cost: $25,733)

                                                                                                Maturity   Interest
                                                                                                  Data       Rate
                                    --------------------------------------------------------------------------------
Short-Term Obligation: 1.4%
                                        $1,356,000      Repurchase Agreement Purchased on
                                                        9/30/04; maturity value $1,356,062
                                                        (with State Street Bank & Trust Co.,
                                                        collateralized by $1,385,000 Federal
                                                        National Mortgage Association 1.875%
                                                        due 2/15/05 with a value of $1,386,947)
                                                        (Cost: $1,356,000)                       10/01/04     1.65%       1,356,000
                                                                                                                       ------------

Total Investments: 99.8%
(Cost: $69,830,792) (b)                                                                                                  93,781,003
Other assets less liabilities: 0.2%                                                                                         150,926
                                                                                                                       ------------

Net Asset: 100%                                                                                                        $ 93,931,929
                                                                                                                       ============


(a) Unless otherwise indicated, securities owned are shares of common stock.

(b) - For federal income tax purposes, the identified cost of investments owned, at September 30, 2004 was substantively the same as book cost. At September 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $23,950,211, of which $24,937,382 related to appreciated securities and $987,171 related to depreciated securities.

 +    Non-income producing
 * Fair value as determined by a valuation committee under the direction of the Board of Trustees.
Glossary:

ADR - American Depository Receipt

Summary of Investments by Industry        % of Net Assets
---------------------------------------------------------
Agriculture                                         1.4%
Energy                                             58.2%
Industrial Metals                                   8.0%
Paper & Forest Products                             8.0%
Precious Metals                                    16.2%
Real Estate                                         5.4%
Other                                               1.2%
Short-Term Obligation                               1.4%
Other assets less liabilities                       0.2%
                                          ---------------
                                                  100.0%
                                          ===============


For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

International Investors Gold Fund
Schedule of Portfolio Investments
September 30, 2004 (unaudited)

                                     No. of
                                     Shares/
Country                             Principal
                                      Amount       Securities (a)                                                Value
-------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA: 9.3%
                                     2,865,000     Adamus Resources Ltd. +                                           $1,823,703
                                       360,000     Kingsgate Consolidated Ltd.                                          799,431
                                     6,533,788     Lihir Gold Ltd. +                                                  5,175,077
                                        49,503     New Yilgarn Ltd. +                                                     4,928
                                     1,349,685     Newcrest Mining Ltd.                                              15,173,162
                                     2,875,000     Oxiana Resources NL +                                              1,744,414
                                       422,000     Sino Gold Ltd. +                                                     568,522
                                                                                                            --------------------
                                                                                                                     25,289,237
                                                                                                            --------------------
CANADA: 52.3%
                                       178,800     Agnico-Eagle Mines Ltd.                                            2,553,264
                                     1,397,500     Apollo Gold Corp. +                                                1,141,631
                                       650,000     Aurelian Resources, Inc. +                                           551,612
                                       650,000     Aurelian Resources, Inc. Warrants                                    164,968
                                                   (CAD 0.60 year 1, CAD 0.75 year 2,
                                                   CAD 0.85 year 3, CAD 1.00 year 4,
                                                   expiring 4/09/07)+*
                                     3,250,000     Aurizon Mines Ltd. +                                               3,608,677
                                     1,000,000     AXMIN, Inc. +                                                        555,181
                                     1,000,000     Bema Gold Corp. +                                                  3,190,000
                                       500,000     Bema Gold Corp. Warrants                                             951,739
                                                   (CAD 1.90, expiring 10/27/07) +
                                       695,000     Cambior, Inc. (USD) +                                              2,140,600
                                     1,168,000     Cambior, Inc. +                                                    3,566,483
                                     1,078,600     Central Fund of Canada Ltd. (Class A)                              6,201,950
                                     2,515,000     Chap Mercantile, Inc. +                                            1,595,749
                                       952,500     Chap Mercantile, Inc. Warrants
                                                   (CAD 0.08, expiring 8/05/09) + *                                           0
                                     1,750,000     Claude Resources, Inc. +                                           1,984,772
                                     1,219,100     Cumberland Resources Ltd. +                                        2,185,166
                                       245,000     DRC Resources Corp. +                                                913,273
                                     1,800,000     Eldorado Gold Corp. +                                              5,838,918
                                       295,000     Gammon Lake Resources, Inc. +                                      1,719,673
                                       175,800     Goldcorp, Inc. (Class A)                                           2,436,588
                                        24,500     Golden Arrow Resources Corp. +                                        15,156
                                       615,000     Golden Star Resources Ltd. +                                       3,233,890
                                        84,000     Golden Star Resources Ltd. (USD) +                                   442,680
                                        83,500     Golden Star Resources Ltd. Warrants                                  314,795
                                                   ($1.50, expiring 12/11/04) + *
                                       650,000     Great Basin Gold Ltd. +                                            1,031,050
                                     5,310,810     Guinor Gold Corp. +                                                4,506,933
                                     1,488,200     IAMGOLD Corp.                                                     11,944,786
                                       245,000     IMA Exploration, Inc. +                                              643,177
                                       700,000     Ivanhoe Mines Ltd. +                                               3,941,785
                                        25,005     Kinross Gold Corp. +                                                 169,959
                                     1,124,490     Kinross Gold Corp. (USD) +                                         7,624,042
                                       845,660     Meridian Gold, Inc. +                                             14,084,832
                                       720,000     Mexgold Resources, Inc. +                                          1,587,501
                                       360,000     Mexgold Resources, Inc. Warrants                                      79,946
                                                   (CAD 2.50, expiring 2/26/06) + *
                                       500,000     Minefinders Corp. Ltd. +                                           3,450,054
                                     1,997,300     Miramar Mining Corp. +                                             2,534,544
                                     1,072,000     Northern Orion Resources, Inc. +                                   2,720,704
                                       536,000     Northern Orion Resources, Inc. Warrants                              680,176
                                                   (CAD 2.00, expiring 5/29/08) +
                                     1,270,000     Northgate Exploration Ltd. +                                       2,417,417
                                       166,666     Northgate Exploration Ltd. Warrants                                   83,277
                                                   (CAD 3.00, expiring 12/28/06) +
                                     2,700,000     Orezone Resources, Inc. (Class A) +                                3,019,392
                                       236,759     Pan American Silver Corp. +                                        4,048,478
                                       118,380     Pan American Silver Corp. Warrants                                 1,089,113
                                                   (CAD 12.00, expiring 2/20/08) +
                                       659,875     Placer Dome, Inc.                                                 13,118,315
                                       555,555     Red Back Mining NL +                                                 815,146
                                       400,000     River Gold Mines Ltd. +                                              729,667
                                       685,000     Virginia Gold Mines Ltd. +                                           967,046
                                     2,670,000     Wheaton River Minerals Ltd. +                                      8,406,948
                                     1,750,000     Wheaton River Minerals Ltd. Warrants                               3,386,604
                                                   (CAD 1.65, expiring 5/30/07) +
                                       735,000     Wolfden Resources, Inc. +                                          3,002,141
                                                                                                            --------------------
                                                                                                                    141,389,798
                                                                                                            --------------------
PERU: 1.9%
                                       222,000     Compania de Minas Buenaventura
                                                     S.A. (ADR) (Series B)                                            5,272,500
                                                                                                            --------------------

SOUTH AFRICA: 20.0%
                                       222,000     African Rainbow Minerals Ltd. +                                    1,240,019
                                        46,500     Anglo American Platinum Corp.                                      1,957,864
                                       407,249     AngloGold Ltd. (Sponsored ADR)                                    15,841,986
                                       349,000     Durban Roodepoort Deep Ltd. (Sponsored ADR) +                        701,839
                                       980,162     Gold Fields Ltd. (Sponsored ADR)                                  13,379,211
                                       194,585     Harmony Gold Mining Co. Ltd.                                       2,650,351
                                        44,000     Impala Platinum Holdings Ltd.                                      3,534,930
                                        92,000     Impala Platinum Holdings Ltd. (Sponsored ADR)                      1,843,551
                                       295,000     Mvelaphanda Resources Ltd. +                                         860,510
                                     1,220,000     Randgold Resources Ltd. (ADR) +                                   12,041,400
                                                                                                            --------------------
                                                                                                                     54,051,661
                                                                                                            --------------------
SWEDEN: 0.2%
                                       650,000     Riddarhyttan Resources AB +                                          584,324
                                                                                                            --------------------

UNITED KINGDOM: 4.5%
                                     1,220,000     Randgold Resources Ltd. (ADR) +                                   12,041,400
                                                                                                            --------------------

UNITED STATES: 15.1%
                                     1,125,300     Glamis Gold Ltd. +                                                21,076,869
                                       337,400     Hecla Mining Co. +                                                 2,510,256
                                     1,710,000     Metallica Resources, Inc. +                                        2,331,296
                                       100,000     Metallica Resources, Inc. +                                          135,000
                                       255,000     Metallica Resources, Inc. Warrants                                    99,100
                                                   (CAD 3.10, expiring 12/11/08) +
                                       475,000     Metallica Resources, Inc. Warrants                                         0
                                                   (CAD 2.00, expiring 3/11/05) + *
                                       279,500     Newmont Mining Corp.                                              12,725,635
                                       119,100     Royal Gold, Inc.                                                   2,034,229
                                                                                                            --------------------
                                                                                                                     40,777,385
                                                                                                            --------------------

Total Stock and
  Other Investments: 98.8%
  (Cost: $135,560,341) (b)                                                                                          267,364,905
                                                                                                            --------------------

Corporate Note
South Africa: 1.0%                   3,000,000     Durban Roodeport Deep Ltd.
                                                   6.00% 11/12/06 Senior Convertible Note (144A)
                                                   (Cost: $3,000,000)                                                 2,771,250
                                                                                                            --------------------

Total Investments: 99.8%
(Cost: $138,560,341)                                                                                                270,136,155
Other assets less liabilities: 0.2%                                                                                     442,660
                                                                                                            --------------------
Net Assets: 100.0%                                                                                                 $270,578,815
                                                                                                            ====================



Summary of Investments by Industry          % of Net Assets
---------------------------------------------------------------


Precious Metals                                   95.6%
Mining Diversified                                 1.5%
Platinum                                           2.7%
Other assets less liabilities                      0.2%
                                                --------
                                                  100.0%
                                                ========


-------------------------------------------------------------------------


(a) Unless otherwise indicated, securities owned are shares of common stock.

(b) - For federal income tax purposes, the identified cost of investments owned, at September 30, 2004 was substantively the same as book cost. At September 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $131,575,814, of which $134,593,287 related to appreciated securities and $3,017,473 related to depreciated securities.

 +    Non-income producing

 * Fair value as determined by a valuation committee under the direction of the Board of Trustees.

Glossary:

ADR - American Depository Receipt


For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Van Eck Funds


By Bruce J. Smith, Chief Financial Officer,   Van Eck Funds

     /s/ Bruce J. Smith, Chief Financial Officer
     --------------------------------------------------

Date November 23, 2004
     -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Keith J. Carlson, Chief Executive Officer, Van Eck Funds
     ------------------------------------------------------------

Date November 23, 2004
     -----------------


By   /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds
     ----------------------------------------------------------

Date November 23,2004
     ----------------